Related party transactions and balances (Tables)	12 Months Ended
Jun. 30, 2020
Related party transactions and balances
Summary of customer deposit from related parties

Name of related party	Relationship	June 30, 2020	June 30, 2019

CQ Mingwen	Significantly influenced by Penglin	$27,395	$29,643

Summary of other payables to related parties

Name of related party	Name of related party	June 30, 2020	June 30, 2019

Xia Wang	Chief Financial Officer	$153,659	$83,619
Zeshu Dai	CEO	—	659,420
Penglin Wang	Son of the CEO	248	162,047
Zili Zhang	CEO of CQ Pengmei	12	429,448
Jiaping Zhou	Shareholder of JMC	231,268	—
Jun Zhou	Shareholder of JMC	1,879,639	—
Total		2,264,826	1,334,534
Total other payables - related parties - discontinued operations		(29,846)	(88,670)
Total other payables - related parties - continuing operations		$2,234,980	$1,245,864

Summary of short-term loans by related parties

			Weighted
			average	Collateral/
Short term loans	Relationship	Maturities	interest rate	Guarantee	June 30, 2020	June 30, 2019

Xia Wang	CFO	February 20,2020 (Extended to January 15, 2022)	9.60%	None	$101,904	$104,852
Penglin Wang	Son of CEO	December 27, 2019 (Extended to December 11, 2024)	9.60%	None	229,283	224,268
Yong Wang	Son of CEO	July 17, 2022	7.13%	None	268,912	—
Zeshu Dai	CEO	March 8, 2022	7.13%	None	113,226	—
Total					713,325	329,120
Total current loans from related parties					—	(329,120)
Total non-current loans from related parties					$713,325	$—